Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2022	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	1,395,950	—	4,624	—	4,716
Foreign exchange contracts	217,462	—	4,436	—	4,472
Equity-related contracts	9,887	—	426	—	345
Credit-related contracts	11,857	—	118	—	121
Other contracts	681	—	119	—	116

Total	1,635,837	—	9,723	—	9,770

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2023	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	1,991,016	—	8,374	—	8,517
Foreign exchange contracts	257,392	—	4,222	—	4,013
Equity-related contracts	7,149	—	145	—	197
Credit-related contracts	22,748	—	144	—	126
Other contracts	898	—	47	—	43

Total	2,279,203	—	12,932	—	12,896

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2022 and 2023:

	2022		2023
	Notional amount	Fair value	Notional amount	Fair value

	(in billions of yen)
Credit protection written:
Investment grade	3,045	38	4,497	31
Non-investment grade	2,122	54	5,774	62

Total	5,167	92	10,271	93

Credit protection purchased	6,690	(95)	12,477	(75)

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB
-
, while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2022 and 2023:

	Maximum payout/Notional amount
	2022	2023

	(in billions of yen)
One year or less	245	331
After one year through five years	4,785	9,585
After five years	137	355

Total	5,167	10,271

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2022 and 2023:

	2022	2023

	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	1,149	814
Collateral provided to counterparties in the normal course of business	1,164	663
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	—	151

Not Designated as Hedging Instrument
Statement [Line Items]
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2021, 2022 and 2023:

	Gains (losses) recorded in income
	2021	2022	2023

	(in millions of yen)
Interest rate contracts	(27,893)	(130,312)	(508,743)
Foreign exchange contracts	115,181	145,979	317,459
Equity-related contracts	(209,488)	728,226	534,615
Credit-related contracts (Note)	(58,602)	(13,877)	(3,857)
Other contracts	23,680	7,762	59,599

Total	(157,122)	737,778	399,073

Note:
Amounts include the net gains (losses) of ¥(2,956) million, ¥(605) million and ¥(653) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2021, 2022 and 2023, respectively.